Loans and Allowance for Loan Losses - Loans on Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 5,577	$ 16,855
Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	726	930
Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	21	4,445
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	3,524	9,626
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	700	1,248
Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	606	606
Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total
Agricultural Installment and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total